Risks - Range of contracted obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks
Loans & borrowings	€ 58,867	€ 76,931	€ 95,159
Lease liabilities	8,732	8,519	9,334
Trade payables	21,196	23,230	20,171
Other liabilities	965
Other current liabilities		339	750
Total	89,760	109,019	125,414
Less than 1 year
Risks
Loans & borrowings	23,858	18,156	19,081
Lease liabilities	2,895	3,080	3,496
Trade payables	21,196	23,230	20,171
Other liabilities	650
Other current liabilities		339	750
Total	48,599	44,805	43,498
2 to 3 years
Risks
Loans & borrowings	19,668	35,131	41,590
Lease liabilities	3,010	2,725	3,790
Trade payables	0	0	0
Other liabilities	315
Other current liabilities		0	0
Total	22,993	37,856	45,380
4-5 years
Risks
Loans & borrowings	8,257	15,017	19,587
Lease liabilities	1,951	1,289	946
Trade payables	0	0	0
Other liabilities	0
Other current liabilities		0	0
Total	10,208	16,306	20,533
More than 5 years
Risks
Loans & borrowings	7,084	8,627	14,901
Lease liabilities	876	1,425	1,102
Trade payables	0	0	0
Other liabilities	0
Other current liabilities		0	0
Total	€ 7,960	€ 10,052	€ 16,003